Note 9 - Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2016	2017

Net loss attributable to common shareholders’	(22,879,140)	(4,111,296)

Weighted average common shares – Outstanding	8,104,860	11,030,754

Basic and diluted loss per share	(2.82)	(0.37)